Document and Entity Information	Mar. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Kirby Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	1-07615
Entity Tax Identification Number	74-1884980
Entity Address, Address Line One	55 Waugh Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	435-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000056047
Title of 12(b) Security	Common Stock
Trading Symbol	KEX
Security Exchange Name	NYSE